SUPPLEMENT TO THE PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                       EVERGREEN MORTGAGE SECURITIES FUND


I.       Evergreen Mortgage Securities Fund

         Effective October 31, 2003, Evergreen Mortgage Securities Fund will change its name to Evergreen Institutional Mortgage Portfolio.












October 31, 2003                                                  (567978 10/03)